FORM 13F
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
                                                      --------------------------
                                                               OMB APPROVAL
                                                           OMB Number: 3235-0006
                                                      Expires: February 28, 1991
                                                      --------------------------
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                                                              SEC USE ONLY

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            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
                  PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549



             Report for the Calendar Year or Quarter Ended March 31, 1999
                                                          ---------    --
-------------------------------------------------------------------------------
               (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
--------------------------------------------------------------------------------
If amended report check here:  [  ]
--------------------------------------------------------------------------------

Name of Institutional Investment Manager:
  OAK ASSOCIATES, LTD.                      #28-2338
--------------------------------------------------------------------------------
Business Address:
3875 EMBASSY PARKWAY, #250   AKRON, OHIO     44333
--------------------------------------------------------------------------------
     Street                   City   State                  Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
  JAMES D. OELSCHLAGER,            MANAGING MEMBER              (330) 668-1234
--------------------------------------------------------------------------------

ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of AKRON and State of OHIO on the  5 day of May, 1999.


                                                   JAMES D. OELSCHLAGER
                                     -----------------------------------------
                                     (Name of Institutional Investment Manager)

                                        /s/ James D. Oelschlager
                                     ------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                     13F File No.:   Name:                   13F File No.:
------------------------- -------------   -------------------     --------------
1.                                        7.
------------------------- -------------   -------------------     --------------
2.                                        8.
------------------------- -------------   -------------------     --------------
3.                                        9.
------------------------- -------------   -------------------     --------------
4.                                        10.
------------------------- -------------   -------------------     --------------
5.                                        11.
------------------------- -------------   -------------------     --------------
6.                                        12.
------------------------- -------------   -------------------     --------------

SEC 1685 (3-88)

                                                       Oak Associates, ltd.
                                                              FORM 13F
                                                              @MANAGED
                                                           March 31, 1999

                                                                                                           Voting Authority
                                                                                                  ----------------------------------
                                                      Value     Shares/ Sh/     Put/    Invstmt     Other
Name of Issuer           Title of class    CUSIP     (x$1000)    Prn Amt Prn     Call   Dscretn   Managers    Sole    Shared  None
----------------         --------------  --------    --------    ------- ---     ----   -------   ---------   ----    ------  -----

3com Corporation                COM     885535104       223864     9602728 SH            Sole                9602728
AT&T Corp                       COM     030177109         2634       33005 SH            Sole                  33005
Allstate Corp                   COM     020002101          271        7300 SH            Sole                   7300
America Online                  COM     02364J104         1496       10180 SH            Sole                  10180
American Express Co             COM     025816109          259        2200 SH            Sole                   2200
American Home Products          COM     026609107         5461       83700 SH            Sole                  83700
American Int'l. Grp             COM     026874107       597432     4952805 SH            Sole                4952805
Ameritech Corp New              COM     030954101          769       13338 SH            Sole                  13338
Amgen Inc                       COM     031162100          502        6700 SH            Sole                   6700
Anheuser-Busch Co Inc           COM     035229103          518        6800 SH            Sole                   6800
Applied Materials Inc           COM     038222105       542499     8794304 SH            Sole                8794304
Ascend Communications           COM     043491109       554333     6623841 SH            Sole                6623841
Aspect Telecommunication        COM     045237104        19452     2936157 SH            Sole                2936157
Atmel Corporation               COM     049513104        63758     4198073 SH            Sole                4198073
Bancone Corp                    COM     059438101         1007       18290 SH            Sole                  18290
Bank Of New York Co Inc.        COM     064057102          755       21000 SH            Sole                  21000
Bank of America Corporation     COM     060505104       425172     6020139 SH            Sole                6020139
BankBoston Corp.                COM     060716107         6646      153443 SH            Sole                 153443
Bankers Trust Ny Corp           COM     066365107        11349      128600 SH            Sole                 128600
Bellsouth Corp                  COM     079860102          439       10968 SH            Sole                  10968
Berkshire Hathaway (New) Class  COM     084670108          571           8 SH            Sole                      8
Bristol Myers Squibb            COM     110122108         1603       25000 SH            Sole                  25000
CVS Corp                        COM     126650100          290        6100 SH            Sole                   6100
Cablevision Systems Corporatio  COM     12686C109          274        3700 SH            Sole                   3700
Cambridge Technology Partners   COM     132524109          855       61600 SH            Sole                  61600
Chase Manhattan Corp            COM     161610100         9336      114732 SH            Sole                 114732
Ciena Corp Com                  COM     171779101       160999     7155525 SH            Sole                7155525
Cisco Systems                   COM     17275r102          296        2700 SH            Sole                   2700
Cisco Systems                   COM     17275R102      3262622    29778636 SH            Sole               29778636
Citigroup Inc.                  COM     172967101       573026     8971048 SH            Sole                8971048
Coca Cola Common                COM     191216100          485        7900 SH            Sole                   7900
Compaq Computer Corporation     COM     204493100       433692    13686518 SH            Sole               13686518
Connect Inc.                    COM     207528308          210       62266 SH            Sole                  62266
Dayton Hudson Corp              COM     239753106          413        6200 SH            Sole                   6200
Dell Computer                   COM     247025109         6511      159300 SH            Sole                 159300
Diebold Inc.                    COM     253651103         7032      293000 SH            Sole                 293000
E I Dupont De Nemours & Co      COM     263534109          942       16228 SH            Sole                  16228
EMC Corp.                       COM     268648102       124534      974825 SH            Sole                 974825
Eli Lilly & Co.                 COM     532457108       167376     1972033 SH            Sole                1972033
Emerson Electric                COM     291011104          244        4600 SH            Sole                   4600
Equity Residential Pptys Tr Sb  COM     29476L107          533       12915 SH            Sole                  12915
Express Scripts Inc.            COM     302182100        10725      124800 SH            Sole                 124800
Federal National Morgage Assn   COM     313586109          284        4100 SH            Sole                   4100
First Data Corp                 COM     319963104        50688     1185673 SH            Sole                1185673
FirstMerit Corp.                COM     318677101         3274      127132 SH            Sole                 127132
Forest Laboratories Inc.        COM     345838106         3247       57600 SH            Sole                  57600
Galileo Technology Ltd.         COM     M47298100          727       24871 SH            Sole                  24871
Gateway                         COM     367833100         2952       43050 SH            Sole                  43050
General Electric                COM     369604103        13752      124315 SH            Sole                 124315
Glimcher Realty Trust           COM     379302102          620       43100 SH            Sole                  43100
Gulfstream Aerospace            COM     402734107         1457       33600 SH            Sole                  33600
HRPT Pptys Tr Com Sh Ben Int    COM     40426w101          741       54900 SH            Sole                  54900
Hewlett Packard Co              COM     428236103          210        3100 SH            Sole                   3100
Home Depot Incorporated         COM     437076102          268        4300 SH            Sole                   4300
Intel Corp                      COM     458140100       615794     5180183 SH            Sole                5180183
International Business Machine  COM     459200101          479        2700 SH            Sole                   2700
International Network Services  COM     460053101         7371      105400 SH            Sole                 105400


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

                                                       Oak Associates, ltd.
                                                              FORM 13F
                                                              @MANAGED
                                                          March 31, 1999

                                                                                                           Voting Authority
                                                                                                  ----------------------------------
                                                      Value     Shares/ Sh/     Put/    Invstmt     Other
Name of Issuer           Title of class    CUSIP     (x$1000)    Prn Amt Prn     Call   Dscretn   Managers    Sole    Shared  None
----------------         --------------  --------    --------    ------- ---     ----   -------   ---------   ----    ------  -----
Interpublic Group Of Companies  COM     460690100          354        4550 SH            Sole                   4550
Johnson & Johnson               COM     478160104        11475      122725 SH            Sole                 122725
Keycorp New                     COM     833663305         2067       68174 SH            Sole                  68174
Linear Technology Corp.         COM     535678106       394544     7698424 SH            Sole                7698424
Lucent Technologies             COM     549463107         1383       12806 SH            Sole                  12806
MASCO CORP COM                  COM     574599106          277        9800 SH            Sole                   9800
MBNA Corporation                COM     55262L100       225602     9449292 SH            Sole                9449292
MCI Worldcom Inc.               COM     55268b106         3175       35856 SH            Sole                  35856
MGIC Investment Corporation     COM     552848103          221        6300 SH            Sole                   6300
Marsh & Mclennan                COM     571748102          267        3600 SH            Sole                   3600
Maxim Integrated Products       COM     57772K101       384450     7103002 SH            Sole                7103002
McDonalds Corp                  COM     580135101          530       11700 SH            Sole                  11700
Medtronic Inc                   COM     585055106       244372     3399962 SH            Sole                3399962
Merck & Co Inc                  COM     589331107       517978     6464626 SH            Sole                6464626
Microsoft                       COM     594918104       897683    10015993 SH            Sole               10015993
Mobil Corp                      COM     607059102          238        2700 SH            Sole                   2700
Morgan Stanley Dean Witter & C  COM     617446448       271471     2716407 SH            Sole                2716407
Mutual Risk Mgmt. Ltd.          COM     628351108         1337       34732 SH            Sole                  34732
NCS Healthcare Inc.             COM     628874109          126       10500 SH            Sole                  10500
National City Corporation       COM     635405103          303        4565 SH            Sole                   4565
Nationwide Financial Services   COM     638612101          378        9000 SH            Sole                   9000
Network Appliance               COM     64120L104         2481       49000 SH            Sole                  49000
Nextel Communications Inc Clas  COM     338898109        14856      405633 SH            Sole                 405633
Nortel Networks Corp            COM     665109104        92252     1484935 SH            Sole                1484935
Omnicom Group                   COM     681919106          248        3100 SH            Sole                   3100
PNC Financial Corp              COM     693475105          223        4016 SH            Sole                   4016
Parametric Technology Corp.     COM     699173100       418159    21172609 SH            Sole               21172609
Pepsico Inc.                    COM     713448108         1528       38980 SH            Sole                  38980
Pfizer Inc                      COM     717081103       481144     3467703 SH            Sole                3467703
Philip Morris Cos.              COM     718154107         1408       40020 SH            Sole                  40020
Pine Brook Cap Inc Cl A         COM     72246f109            0       10228 SH            Sole                  10228
Pitney Bowes                    COM     724479100          261        4100 SH            Sole                   4100
Post Properties, Inc.           COM     737464107          616       17000 SH            Sole                  17000
Procter & Gamble Co             COM     742718109         3473       35464 SH            Sole                  35464
Progressive Corporation Ohio    COM     743315103          459        3200 SH            Sole                   3200
Respironics                     COM     761230101          357       27100 SH            Sole                  27100
SBC Communications Inc          COM     845333103         1021       21643 SH            Sole                  21643
Schwab Charles Corp             COM     808513105         2365       24600 SH            Sole                  24600
Second Bancorp                  COM     813114105          534       22354 SH            Sole                  22354
State Street Boston Corp        COM     857473102          411        5000 SH            Sole                   5000
Sugn Inc                        COM     865041107          192       10000 SH            Sole                  10000
Sun Microsystems                COM     866810104       127963     1023190 SH            Sole                1023190
Synopsys Inc.                   COM     871607107        86512     1609520 SH            Sole                1609520
Tellabs                         COM     879664100       299439     3063310 SH            Sole                3063310
Uniphase Corp                   COM     909149106        20320      176500 SH            Sole                 176500
Vitesse SemiConductor Corp.     COM     928497106         3301       65200 SH            Sole                  65200
WASHINGTON MUT INC COM          COM     939322103          276        6750 SH            Sole                   6750
Wayne Bancorp Inc               COM     944293109         1057       30521 SH            Sole                  30521
Xilinx Inc.                     COM     983919101       128603     3170488 SH            Sole                3170488
Xylan Corp.                     COM     984151100        59978     1629270 SH            Sole                1629270
Buell Industries Inc.                   119061109            0       10000 SH            Sole                  10000
Cisco Systems                           17275R102          740        6750 SH            Sole                   6750
Omni-Vista, Inc., Preferred B                              100       50000 SH            Sole                  50000
Pw Equity Partners Three                                    60       25000 SH            Sole                  25000
REPORT SUMMARY                   111   DATA RECORDS   12631556              0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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